Share-based Compensation (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 07, 2014 USD ($)	Jun. 30, 2015 CNY (¥) $ / shares shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2014 $ / shares	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 $ / shares	Jun. 30, 2013 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared	$ 24,000				¥ 147,650
Share-based compensation expenses			¥ 23,447		30,243		¥ 5,705
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested			12,221		15,485		9,029
Aggregate intrinsic value for the outstanding options		¥ 294,372	294,372
Aggregate intrinsic value for the exercisable options		¥ 222,964	222,964
Total intrinsic value of stock options exercised			230,356		¥ 201,691		¥ 78,973
Weighted average grant date fair value of options granted | $ / shares		¥ 0		$ 3.32		$ 2.24
Share-based compensation expenses			23,447
Unrecognized compensation cost related to non-vested share options		¥ 33,404	¥ 33,404
Weighted average period over which unrecognized compensation cost is expected to be recognized			3 years 4 months 6 days
Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of the awards			5 years
Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of the awards			10 years
Share Options [Member] | Share Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vest period			4 years
Share Options [Member] | Share Incentive Plans [Member] | Schedule A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proportion of options vest on the one-year anniversary of the vesting commencement date			25.00%
Proportion of options vested each month over remaining period thereafter			2.08%
Share Options [Member] | Share Incentive Plans [Member] | Schedule B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proportion of options vest at each anniversary			25.00%
Share Options [Member] | Share Incentive Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of the awards			5 years
Share Options [Member] | Share Incentive Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of the awards			10 years
Share Options [Member] | 2013 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vest period			5 years
Contractual lives of the awards			6 years
Proportion of options vest at each anniversary			20.00%
Share Options [Member] | 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of maximum aggregate shares issued under the 2014 plan | shares		8,523,574	8,523,574
Percent of total number of Class A and Class B ordinary shares issued and outstanding used to compute maximum aggregate number of shares issued under the 2014 plan		3.00%	3.00%
Number of shares used to compute maximum aggregate number of shares issued under the 2014 plan | shares		3,000,000	3,000,000